Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Rollforward of Inventory Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Balance at beginning of year	$ 18,631	$ 24,705
Provisions reverse	(3,203)	(4,858)
Write-offs against the allowance	(8,923)	(1,216)
Balance at end of year	$ 6,505	$ 18,631